GOODWILL AND OTHER INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 34,289,100	$ 49,834,877	$ 37,777,166
Accumulated Amortization	(6,349,994)	(3,904,240)	(1,767,361)
Net Carrying Amount	27,939,106	45,930,637	36,009,805
Indefinite-Lived Intangible Assets		58,304,612	57,937,213
Total Intangible Assets, Gross	34,289,100	108,139,489	95,714,379
Total Intangible Assets	27,939,106	104,235,249	93,947,018
In Process Research and Development [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets		58,304,612	57,937,213
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	32,447,460	31,708,460	32,391,186
Accumulated Amortization	(5,881,476)	(3,445,694)	(204,109)
Net Carrying Amount	26,565,984	28,262,766	32,187,077
Engineer Design Elms [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		16,200,332
Accumulated Amortization		(184,274)
Net Carrying Amount		16,016,058
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	745,947	745,947	2,259,575
Accumulated Amortization	(270,584)	(158,590)	(454,756)
Net Carrying Amount	475,363	587,357	1,804,819
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,095,693	1,180,138	466,014
Accumulated Amortization	(197,934)	(115,682)
Net Carrying Amount	$ 897,759	1,064,456	466,014
Website Design And Development [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount			2,660,391
Accumulated Amortization			(1,108,496)
Net Carrying Amount			$ 1,551,895